10. Deferred income tax and social contribution (Details 1) - TIM Celular S.A. ("TIM Celular") [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
DeferredTaxesLineLineItems [Line Items]
2020	R$ 229,151
2021	275,425
2022	296,135
2023
Tax losses and negative base	800,711
Temporary differences	(848,445)
Total	R$ (47,734)